Segment Information - Financial Information of Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 610,299	$ 693,927	$ 798,175
Loss before income taxes	(56,595)	(16,774)	(26,841)
Equity-based compensation	(5,637)	(4,041)	(5,856)
Acquisition and other nonrecurring costs	(2,360)	(6,946)	(4,002)
Depreciation, amortization and accretion	106,971	109,845	111,889
Gain (loss) on disposal of assets and sale-leaseback transaction	2,525	11,169	(1,346)
Capital expenditures	77,331	85,212	82,924
Interest expense	(46,517)	(45,988)	(45,913)
Assets	989,031	838,627
Change in fair value of warrant liability	(49)	1	6,361
Debt modification and extinguishment costs			(4,192)
Other, net	(4,611)	555	(4,682)
New Zealand
Segment Reporting Information [Line Items]
Revenues	458,858	486,380
Bolivia
Segment Reporting Information [Line Items]
Revenues	151,001	206,804
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues	458,858	486,380	556,410
Adjusted EBITDA	111,446	106,308	90,396
Depreciation, amortization and accretion	64,635	64,197	66,160
Capital expenditures	65,060	59,555	53,085
Assets	602,568	496,270
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues	151,001	206,804	240,941
Adjusted EBITDA	6,613	42,475	65,531
Depreciation, amortization and accretion	41,907	44,944	45,107
Capital expenditures	12,251	25,636	29,659
Assets	340,436	331,538
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues	440	743	824
Loss before income taxes	(11,034)	(10,462)	(11,249)
Depreciation, amortization and accretion	429	704	622
Capital expenditures	20	21	$ 180
Assets	$ 46,027	$ 10,819